Land Use Rights (Details) - Schedule of land use right - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
COST
Beginning balance, At January 1	$ 687,732	$ 699,055
additions for the year
translation adjustment	47,258	(11,323)
Ending balance, At December 31	734,990	687,732
AMORTIZATION
Beginning balance, At January 1	(107,832)	(95,552)
charge for the year	(13,980)	(13,992)
translation adjustment	(8,208)	1,712
Ending balance, At December 31	(130,020)	(107,832)
CARRYING AMOUNTS
Land use rights	$ 604,970	$ 579,900